RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statements to Form 5500
The following are reconciliations of net assets available for benefits and benefits paid from the financial statements to the Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$171,212,281	$126,777,958
Less: Deemed distributions of participant loans	(359,086)	(202,405)
Net assets available for benefits per Form 5500	$170,853,195	$126,575,553

Year Ended
December 31, 2025
Distributions to participants or beneficiaries per the financial statements	$7,122,453
Add: Deemed distributions of participant loans at December 31, 2025	359,086
Less: Deemed distributions of participant loans at December 31, 2024	(202,405)
Distributions to participants or beneficiaries per Form 5500	$7,279,134